TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Income tax rates		26.50%	26.50%	25.00%
Change in amount for which valuation allowance provided		$ 1,931	$ 2,258
Deferred tax benefit (expense)		(49)	(230)	$ 345
Unrecognized tax benefits		418	0
Accrued interest related to uncertain tax positions		30	$ 0
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards		2,195
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards		$ 46,620
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rates		16.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rates		10.00%
Minimum [Member] | Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Income tax rates	25.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rates		25.00%
Maximum [Member] | Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Income tax rates	26.50%